Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of cash and cash equivalents
	2021	2020

Cash and bank deposits	88,487	57,729
Cash equivalents	660,075	987,313
	748,562	1,045,042